  THE DIRECTOR SELECT SERIES I
  SEPARATE ACCOUNT TWO
  HARTFORD LIFE INSURANCE COMPANY
  SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1,
  2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period, Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Joint and Last Survivor Life Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. There is no information for Evergreen VA Foundation Fund Sub-Account, Evergreen VA Omega Fund Sub-Account, Evergreen VA Special Equity Fund Sub-Account, Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because as of December 31, 1999 the Sub-Accounts had not commenced operations.

                                                             YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------
                                WITHOUT THE   WITH THE OPTIONAL
                               OPTIONAL DEATH   DEATH BENEFIT
                                  BENEFIT        (UNAUDITED)
                                    1999            1999          1998      1997     1996    1995    1994    1993
-------------------------------------------------------------------------------------------------------------------

EVERGREEN PERPETUAL
  INTERNATIONAL SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period               $1.109           $1.222        $1,000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.533           $1.532        $1.109        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    14,722              118           913        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

EVERGREEN CAPITAL GROWTH
  SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period               $1.075           $1.165        $1.000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.131           $1.130        $1.075        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    21,766              100         1,367        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

                                    YEAR ENDED DECEMBER 31,
                                -------------------------------

                                 1992    1991    1990    1989
------------------------------
EVERGREEN PERPETUAL
  INTERNATIONAL SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
EVERGREEN CAPITAL GROWTH
  SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------

                                                             YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------
                                WITHOUT THE   WITH THE OPTIONAL
                               OPTIONAL DEATH   DEATH BENEFIT
                                  BENEFIT        (UNAUDITED)
                                    1999            1999          1998      1997     1996    1995    1994    1993
-------------------------------------------------------------------------------------------------------------------
EVERGREEN GROWTH SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period               $0.907           $0.799        $1.000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.086           $1.085        $0.907        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    13,249               39           652        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

HARTFORD BOND HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $2.258           $2.233        $2.114    $1.992  $1.880  $1.607  $1.694  $1.556
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.185           $2.182        $2.258    $2.114  $1.992  $1.880  $1.607  $1.694
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   167,707              756       162,501   111,586  96,857  99,377  85,397  79,080
-------------------------------------------------------------------------------------------------------------------

HARTFORD STOCK HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $6.066           $6.715        $4.602    $3.546  $2.887  $2.180  $2.250  $1.993
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $7.176           $7.169        $6.066    $4.602  $3.546  $2.887  $2.180  $2.250
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   432,424            2,105       403,629   372,754 333,176 285,640 248,563 203,873
-------------------------------------------------------------------------------------------------------------------

HARTFORD MONEY MARKET HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $1.716           $1.735        $1.650    $1.587  $1.528  $1.462  $1.424  $1.401
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.777           $1.776        $1.716    $1.650  $1.587  $1.528  $1.462  $1.424
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   213,832            1,061       183,614   140,797 151,978 102,635 138,396 102,328
-------------------------------------------------------------------------------------------------------------------

HARTFORD ADVISERS HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $4.398           $4.663        $3.572    $2.905  $2.523  $1.991  $2.072  $1.870
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $4.803           $4.798        $4.398    $3.572  $2.905  $2.523  $1.991  $2.072
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 1,156,230            4,952     1,095,048 1,012,472 953,998 888,803 858,014 688,865
-------------------------------------------------------------------------------------------------------------------

                                    YEAR ENDED DECEMBER 31,
                                -------------------------------

                                 1992    1991    1990    1989
------------------------------
EVERGREEN GROWTH SUB-ACCOUNT
  (Inception date March 3,
  1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
HARTFORD BOND HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.493  $1.298  $1.212 $1.095
------------------------------
Accumulation Unit Value at end
  of period                      $1.556  $1.493  $1.298 $1.212
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 41,204  25,267  14,753  9,267
------------------------------
HARTFORD STOCK HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.834  $1.490  $1.569 $1.261
------------------------------
Accumulation Unit Value at end
  of period                      $1.993  $1.834  $1.490 $1.569
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                121,100  72,780  31,149 30,096
------------------------------
HARTFORD MONEY MARKET HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.369  $1.307  $1.225 $1.136
------------------------------
Accumulation Unit Value at end
  of period                      $1.401  $1.369  $1.307 $1.225
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 78,664  60,774  67,059 28,291
------------------------------
HARTFORD ADVISERS HLS FUND
  SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.748  $1.470  $1.470 $1.223
------------------------------
Accumulation Unit Value at end
  of period                      $1.870  $1.748  $1.470 $1.470
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                295,387 166,408 101,758 79,738
------------------------------

                                                             YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------
                                WITHOUT THE   WITH THE OPTIONAL
                               OPTIONAL DEATH   DEATH BENEFIT
                                  BENEFIT        (UNAUDITED)
                                    1999            1999          1998      1997     1996    1995    1994    1993
-------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
  HLS FUND SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $5.526           $6.255        $4.845    $4.010  $3.364  $2.615  $2.583  $2.165
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $7.501           $7.494        $5.526    $4.845  $4.010  $3.364  $2.615  $2.583
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   347,433            1,112       352,482   351,189 330,580 292,671 220,936 160,934
-------------------------------------------------------------------------------------------------------------------

HARTFORD MORTGAGE SECURITIES
  HLS FUND SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period               $2.211           $2.231        $2.098    $1.949  $1.878  $1.637  $1.685  $1.604
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.217           $2.214        $2.211    $2.098  $1.949  $1.878  $1.637  $1.685
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    69,555              120        78,026    81,143  89,098 101,881 112,417 138,666
-------------------------------------------------------------------------------------------------------------------

HARTFORD INDEX HLS FUND
  SUB-ACCOUNT
  (Inception date May 1,
  1987)
Accumulation Unit Value at
  beginning of period               $4.712           $5.181        $3.726    $2.845  $2.359  $1.750  $1.755  $1.629
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $5.608           $5.602        $4.712    $3.726  $2.845  $2.359  $1.750  $1.755
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   152,272            1,107       131,579   109,837  87,611  65,954  50,799  46,504
-------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  SUB-ACCOUNT
  (Inception date July 2,
  1990)
Accumulation Unit Value at
  beginning of period               $1.641           $1.806        $1.469    $1.482  $1.329  $1.181  $1.220  $0.924
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.267           $2.265        $1.641    $1.469  $1.482  $1.329  $1.181  $1.220
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   218,272              449       240,090   264,642 266,962 238,086 246,259 132,795
-------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH
  HLS FUND SUB-ACCOUNT
  (Inception date March 8,
  1994)
Accumulation Unit Value at
  beginning of period               $2.471           $2.655        $2.149    $1.650  $1.359  $1.009  $1.000      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.570           $2.567        $2.471    $2.149  $1.650  $1.359  $1.009      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   381,269            1,030       391,151   308,682 190,958  83,506  29,146      --
-------------------------------------------------------------------------------------------------------------------

                                    YEAR ENDED DECEMBER 31,
                                -------------------------------

                                 1992    1991    1990    1989
------------------------------
HARTFORD CAPITAL APPRECIATION
  HLS FUND SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.874  $1.231  $1.400 $1.142
------------------------------
Accumulation Unit Value at end
  of period                      $2.165  $1.874  $1.231 $1.400
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 75,653  39,031  10,501  8,041
------------------------------
HARTFORD MORTGAGE SECURITIES
  HLS FUND SUB-ACCOUNT
  (Inception date August 1,
  1986)
Accumulation Unit Value at
  beginning of period            $1.552  $1.370  $1.264 $1.132
------------------------------
Accumulation Unit Value at end
  of period                      $1.604  $1.552  $1.370 $1.264
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 98,494  46,464  18,632 12,248
------------------------------
HARTFORD INDEX HLS FUND
  SUB-ACCOUNT
  (Inception date May 1,
  1987)
Accumulation Unit Value at
  beginning of period            $1.544  $1.207  $1.274 $0.989
------------------------------
Accumulation Unit Value at end
  of period                      $1.629  $1.544  $1.207 $1.274
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 29,723  15,975  10,015  6,306
------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  SUB-ACCOUNT
  (Inception date July 2,
  1990)
Accumulation Unit Value at
  beginning of period            $0.979  $0.877  $1.000     --
------------------------------
Accumulation Unit Value at end
  of period                      $0.924  $0.979  $0.877     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                 32,597  13,109   2,892     --
------------------------------
HARTFORD DIVIDEND AND GROWTH
  HLS FUND SUB-ACCOUNT
  (Inception date March 8,
  1994)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------

                                                             YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------
                                WITHOUT THE   WITH THE OPTIONAL
                               OPTIONAL DEATH   DEATH BENEFIT
                                  BENEFIT        (UNAUDITED)
                                    1999            1999          1998      1997     1996    1995    1994    1993
-------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  ADVISERS HLS FUND
  SUB-ACCOUNT
  (Inception date March 1,
  1995)
Accumulation Unit Value at
  beginning of period               $1.476           $1.576        $1.319    $1.266  $1.146  $1.000      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.796           $1.794        $1.476    $1.319  $1.266  $1.146      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    57,797              391        50,971    43,217  23,174   6,577      --      --
-------------------------------------------------------------------------------------------------------------------

HARTFORD SMALL COMPANY HLS
  FUND
  SUB-ACCOUNT
  (Inception date August 9,
  1996)
Accumulation Unit Value at
  beginning of period               $1.374           $1.510        $1.247    $1.066  $1.000      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.251           $2.248        $1.374    $1.247  $1.066      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   107,808              726        85,431    56,706  12,563      --      --      --
-------------------------------------------------------------------------------------------------------------------

HARTFORD MIDCAP HLS FUND
  SUB-ACCOUNT
  (Inception date July 15,
  1997)
Accumulation Unit Value at
  beginning of period               $1.371           $1.588        $1.097    $1.000      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $2.056           $2.054        $1.371    $1.097      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                   118,306            1,455        33,348     8,306      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH AND INCOME HLS
  FUND SUB-ACCOUNT
  (Inception date June 1,
  1998)
Accumulation Unit Value at
  beginning of period               $1.182           $1.281        $1.000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.422           $1.420        $1.182        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    41,232            1,551         4,982        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS
  FUND
  SUB-ACCOUNT
  (Inception date
  September 30, 1998)
Accumulation Unit Value at
  beginning of period               $1.315           $1.451        $1.000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.952           $1.951        $1.315        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    25,343              602           416        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

                                    YEAR ENDED DECEMBER 31,
                                -------------------------------

                                 1992    1991    1990    1989
------------------------------
HARTFORD INTERNATIONAL
  ADVISERS HLS FUND
  SUB-ACCOUNT
  (Inception date March 1,
  1995)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
HARTFORD SMALL COMPANY HLS
  FUND
  SUB-ACCOUNT
  (Inception date August 9,
  1996)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
HARTFORD MIDCAP HLS FUND
  SUB-ACCOUNT
  (Inception date July 15,
  1997)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
HARTFORD GROWTH AND INCOME HLS
  FUND SUB-ACCOUNT
  (Inception date June 1,
  1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------
HARTFORD GLOBAL LEADERS HLS
  FUND
  SUB-ACCOUNT
  (Inception date
  September 30, 1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------

                                                             YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------
                                WITHOUT THE   WITH THE OPTIONAL
                               OPTIONAL DEATH   DEATH BENEFIT
                                  BENEFIT        (UNAUDITED)
                                    1999            1999          1998      1997     1996    1995    1994    1993
-------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  SUB-ACCOUNT
  (Inception date
  September 30, 1998)
Accumulation Unit Value at
  beginning of period               $1.035           $1.084        $1.000        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end
  of period                         $1.070           $1.069        $1.035        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                    14,681              707         1,832        --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------

                                    YEAR ENDED DECEMBER 31,
                                -------------------------------

                                 1992    1991    1990    1989
------------------------------
HARTFORD HIGH YIELD HLS FUND
  SUB-ACCOUNT
  (Inception date
  September 30, 1998)
Accumulation Unit Value at
  beginning of period                --      --      --     --
------------------------------
Accumulation Unit Value at end
  of period                          --      --      --     --
------------------------------
Number Accumulation Units
  outstanding at end of period
  (in thousands)                     --      --      --     --
------------------------------

HV-2731
33-73570